CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating activities
Net income	$ 659	$ 15	$ 597	$ 110
Adjustments for the following non-cash items:
Depreciation	275	254	565	513
Unrealized financial instruments gain	20	40	3	5
Share of earnings from equity-accounted investments	1	0	(1)	(1)
Deferred income tax (recovery) expense	(2)	8	(19)	49
Other non-cash items	5	(3)	55	(13)
Remeasurement of BEPC exchangeable shares and class B shares	(694)	0	(788)	0
Dividends received from equity-accounted investments	1	0	1	2
Changes in payable to or due from related parties	37	19	61	44
Net change in working capital balances	(407)	30	(287)	21
Cash flows from (used in) operating activities	(105)	363	187	730
Financing activities
Proceeds from non-recourse borrowings	782	316	1,085	880
Repayment of non-recourse borrowings	(327)	(361)	(624)	(790)
Repayment of lease liabilities	(5)	(6)	(12)	(13)
Capital contributions from non-controlling interests	11	7	38	12
Capital contributions from the partnership	0	50	0	100
Distributions paid and return of capital:
To participating non-controlling interests	(154)	(147)	(290)	(286)
To the partnership	0		0
To the partnership		(136)		(236)
Related party borrowings, net	115	(29)	168	(58)
Cash flows from (used in) financing activities	422	(306)	365	(391)
Investing activities
Acquisitions net of cash and cash equivalents in acquired entity	(12)	0	(12)	(105)
Investment in property, plant and equipment	(166)	(74)	(405)	(107)
Proceeds from disposal of assets	0	11	0	11
Investment in financial assets and other	(34)	4	(72)	(26)
Cash flows from (used in) investing activities	(212)	(59)	(489)	(227)
Foreign exchange gain (loss) on cash	4	2	(6)	(10)
Cash and cash equivalents
Increase	109	0	57	102
Balance, beginning of period	298	406	355	304
Balance, end of period	396	406	396	406
Supplemental cash flow information:
Net change in cash classified within assets held for sale	(11)	0	(16)	0
Interest paid	202	173	407	305
Interest received	2	3	7	8
Income taxes paid	$ 16	$ 11	$ 23	$ 13